Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31,
	2021	2020
Cost:

Laboratory equipment	$62	$57
Computers, office furniture and equipment	206	200
Leasehold improvements	13	13

	281	270
Accumulated depreciation:

Laboratory equipment	35	28
Computers, office furniture and equipment	190	184
Leasehold improvements	9	8

	234	220

Property and equipment, net	$47	$50